Consolidated and Combined Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Sep. 27, 2013	Jun. 28, 2013		Mar. 29, 2013	Dec. 28, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 30, 2011	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Net income	$ 33.5	$ (27.9)	[1]	$ 34.0	$ 19.2	$ 26.2	$ 33.2	$ 38.9	$ 36.3	$ 58.8	$ 134.6	$ 150.7
Other comprehensive income (loss), net of tax
Currency translation adjustments										1.5	(2.9)	(0.5)
Unrecognized loss on derivatives, net of $-, $- and $- tax										(7.3)	0	0
Unrecognized gain (loss) on benefit plans, net of ($23.9), $4.6 and ($4.5) tax										34.2	(10.7)	12.4
Total other comprehensive income (loss), net of tax										28.4	(13.6)	11.9
Comprehensive income										$ 87.2	$ 121.0	$ 162.6

[1]	Operations in the third quarter of fiscal 2013 were impacted by the Separation.